Asset retirement obligations - Schedule of Present Value of Estimated Future Net Cash Outflows (Details)	Dec. 31, 2025	Dec. 31, 2024
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Discount rate	4.20%	4.60%
Turkiye | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.60%	2.60%
Turkiye | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	3.30%	2.90%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.60%	2.50%
Discount rate	4.80%	4.90%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.60%	2.50%
Discount rate	3.60%	4.40%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	3.20%	4.20%
Discount rate	4.80%	4.90%